Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (585,525)	$ (69,459)	$ (56,945)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,248	4,616	4,114
Stock-based compensation	19,082	5,550	5,399
Non-cash lease expense	1,853	1,832	2,164
Accretion of discount on marketable securities	(480)	0	(909)
Transaction costs allocated to common stock warrants	3,223	0	0
Change in fair value of second lien loans	24,387	0	0
Change in fair value of simple agreements for future equity	190,075	4,109	0
Loss on issuance of equity instruments	210,722	0	0
Non-cash interest expense	795	402	788
Loss on disposal of property and equipment	265	0	0
Changes in operating assets and liabilities:
Accounts receivable	401	(1,044)	9
Prepaid expenses and other current assets	(2,180)	645	(484)
Other assets	(105)	276	(276)
Accounts payable	(717)	(811)	558
Accrued expenses and other current liabilities	(407)	5,102	3,833
Operating lease liabilities	(1,861)	(1,796)	(2,222)
Other liabilities	492	43	255
Net cash used in operating activities	(94,442)	(50,961)	(43,842)
Investing activities:
Proceeds from maturities of marketable securities	0	0	51,000
Purchases of marketable securities	(69,406)	0	(30,452)
Purchases of property and equipment	(22,026)	(3,192)	(3,270)
Payment of deposits	0	(20)	0
Net cash (used in) provided by investing activities	(91,432)	(3,212)	17,278
Financing activities:
Proceeds from the issuance of debt, net of issuance costs	29,662	0	3,671
Repayment of debt	(33,381)	(2,238)	(1,934)
Proceeds from issuance of second lien loans	43,865	0	0
Proceeds from issuance of simple agreements for future equity	23,660	45,192	10,000
Proceeds from issuance of Series A cumulative redeemable convertible preferred stock	145,000	0	0
Proceeds from the reverse recapitalization, net of transaction costs	26,239	0	0
Proceeds from exercise of stock options	1,422	172	292
Proceeds from exercise of common stock warrants	77	0	0
Payments for deferred offering costs	(16,618)	0	0
Net cash provided by financing activities	219,926	43,126	12,029
Net change in cash and cash equivalents and restricted cash	34,052	(11,047)	(14,535)
Cash and cash equivalents and restricted cash at beginning of period	18,159	29,206	43,741
Cash and cash equivalents and restricted cash at end of period	52,211	18,159	29,206
Components of cash and restricted cash at period end:
Cash and cash equivalents	50,761	16,709	27,756
Restricted cash	1,450	1,450	1,450
Total cash and cash equivalents and restricted cash	52,211	18,159	29,206
Supplemental disclosure of cash activities:
Cash paid for interest	3,303	4,561	4,606
Cash paid for income taxes	0	3	5
Supplemental disclosure of non-cash activities:
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	1,360	118	0
Operating lease right-of-use asset obtained in exchange for operating lease liability upon modification of operating lease	0	1,881	2,388
Operating lease right-of-use asset obtained in exchange for operating lease liability upon new operating lease	0	1,146	0
Proceeds from exercise of stock options included in prepaid and other current assets	12	0	14
Proceeds from exercise of common stock warrants included in prepaid and other current assets	9	0	0
Conversion of second lien loans into common stock in connection with reverse recapitalization	67,379	0	0
Settlement of transaction costs in common stock in connection with reverse recapitalization	12,500	0	0
Exchange of simple agreements for future equity for second lien loan	10,000	0	0
Net exercise of warrants in connection with reverse recapitalization	8,891	0	0
Issuance of non-redemption common stock in connection with reverse recapitalization	3,220	0	0
Liabilities assumed from reverse recapitalization	31	0	0
Issuance of common stock in connection with a debt agreement	499	0	0
Redeemable convertible preferred stock warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of redeemable convertible preferred stock warrant liabilities	7,272	(426)	(126)
Common stock warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of redeemable convertible preferred stock warrant liabilities	35,018	0	0
SAFE Conversion
Supplemental disclosure of non-cash activities:
Conversion of stock, amount converted	263,036	0	0
Redeemable Preferred Stock Conversion
Supplemental disclosure of non-cash activities:
Conversion of stock, amount converted	$ 170,648	$ 0	$ 0